Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of lease liabilities

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2023(remaining six months)	1,275,719	176,551
2024	1,252,317	173,312
2025	962,477	133,200
2026	579,793	80,239
Total lease payments	4,070,306	563,302
Less: Interest	(694,731)	(96,146)
Present value of lease liabilities	3,375,575	467,156

Schedule of Future amortization of Company’s ROU assets

Twelve Months Ending December 31,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2023(remaining six months)	799,014	110,578
2024	1,097,308	151,860
2025	825,821	114,288
2026	510,832	70,695
Total	3,232,975	447,421